Income taxes (Details Narrative) - CNY (¥)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Effective income tax rates	(7.60%)	471.30%
PRC statutory income tax rate	25.00%	25.00%
Valuation allowance	¥ 23,606,000		¥ 1,079,000
Unrecognized tax position	¥ 0		¥ 0